VANECK VIP GLOBAL GOLD FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.6%
Australia: 16.4%
Bellevue Gold Ltd. # *	2,290,568	$1,646,356
De Grey Mining Ltd. # * †	667,432	580,574
Emerald Resources NL *	485,350	415,850
Evolution Mining Ltd. #	853,492	2,816,957
Northern Star Resources Ltd. #	312,000	2,517,120
Predictive Discovery Ltd. # * †	4,254,486	665,351
West African Resources Ltd. # *	1,711,967	1,604,691
		10,246,899
Brazil: 8.8%
Wheaton Precious Metals Corp. (USD)	65,055	3,095,317
Yamana Gold, Inc. (USD)	431,233	2,406,280
		5,501,597
Canada: 53.0%
Agnico Eagle Mines Ltd. (USD)	92,407	5,659,005
Alamos Gold, Inc. (USD)	159,483	1,342,847
Argonaut Gold, Inc. *	127,700	250,262
B2Gold Corp. (USD)	697,269	3,200,465
Barrick Gold Corp. (USD)	175,235	4,298,515
Bear Creek Mining Corp. *	231,400	198,055
Benchmark Metals, Inc. *	536,646	467,899
Benchmark Metals, Inc. *∞ ø	72,000	61,607
Bonterra Resources, Inc. *	253,099	232,823
Equinox Gold Corp. (USD) *	190,565	1,575,972
Franco-Nevada Corp. (USD)	1,180	188,234
G Mining Ventures Corp. *	671,700	456,701
Galway Metals, Inc. *	766,900	380,337
GoGold Resources, Inc. *	245,982	576,513
GoGold Resources, Inc. # * ø	131,500	308,199
Gold Standard Ventures Corp. (USD) *	233,719	102,836
Goldsource Mines, Inc. *	242,000	160,669
Kinross Gold Corp. (USD)	593,776	3,491,403
Liberty Gold Corp. # *	352,000	261,857
Liberty Gold Corp. ø	352,000	261,857
Liberty Gold Corp. *	1,313,213	976,913
Lundin Gold, Inc. *	26,200	219,006
Marathon Gold Corp. *	340,800	738,766
Nighthawk Gold Corp. *	189,500	131,876
O3 Mining, Inc. *	103,400	196,023
Orezone Gold Corp. *	963,304	1,248,292
Osisko Gold Royalties Ltd. (USD)	55,300	729,407
Osisko Mining, Inc. *	354,700	1,132,067
Perpetua Resources Corp. *	13,070	53,424
Probe Metals, Inc. *	214,882	343,770
Pure Gold Mining, Inc. *	420,030	122,634
Pure Gold Mining, Inc. # * ø	159,000	46,422
Reunion Gold Corp. ∞ ø	1,436,000	361,254
Reunion Gold Corp. *	67,700	18,141
Rhyolite Resources Ltd. ∞ ø	238,000	109,162
Rio2 Ltd. *	470,106	278,269
Sabina Gold & Silver Corp. *	559,150	675,372
Silver Tiger Metals, Inc. *	347,600	175,169
Skeena Resources Ltd. *	23,700	263,702
SSR Mining, Inc. (USD) †	74,474	1,619,809
Wallbridge Mining Co. Ltd. *	537,600	141,909
		33,057,443
	Number of Shares	Value
South Africa: 4.6%
Gold Fields Ltd. (ADR)	186,199	$2,878,637
Turkey: 1.2%
Eldorado Gold Corp. (USD) *	66,728	748,021
United Kingdom: 6.2%
Endeavour Mining Plc (CAD)	154,909	3,842,521
United States: 9.4%
Newmont Corp.	73,642	5,850,857
Total Common Stocks (Cost: $40,450,981)		62,125,975

WARRANTS: 0.1%
Canada: 0.1%
Benchmark Metals, Inc., CAD 1.55, exp. 12/09/23 ∞ ø	36,000	6,427
Benchmark Metals, Inc., CAD 1.80, exp. 09/18/22 *∞	130,500	1,942
Goldsource Mines, Inc., CAD 1.40, exp. 05/20/23 ∞	1,155,500	9,455
Nighthawk Gold Corp., CAD 1.50, exp. 07/07/23 ∞	90,500	4,713
O3 Mining, Inc., CAD 3.25, exp. 06/18/22 *∞	38,050	283
Osisko Mining, Inc., CAD 5.25, exp. 06/23/22 *∞	19,500	2,756
PG Mining Ventures Corp., CAD 0.80, exp. 05/20/22 *∞	281,000	18,813
Pure Gold Mining, Inc., USD 0.85, exp. 07/18/22 *∞	144,500	1,075
Total Warrants (Cost: $196,327)		45,464

MONEY MARKET FUND: 1.1% (Cost: $692,358)
Invesco Treasury Portfolio - Institutional Class	692,358	692,358

Total Investments Before Collateral for Securities Loaned: 100.8% (Cost: $41,339,666)		62,863,797

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $762,742)
Money Market Fund: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio	762,742	762,742
Total Investments: 102.0% (Cost: $42,102,408)		63,626,539
Liabilities in excess of other assets: (2.0)%		(1,241,444)
NET ASSETS: 100.0%		$62,385,095

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VANECK VIP GLOBAL GOLD FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,447,527 which represents 16.7% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,366,956.
∞	Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $1,154,928, or 1.9% of net assets

Restricted securities held by the Fund as of March 31, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Benchmark Metals, Inc. *	11/16/2021	36,000	$4,020	$6,427	0.0%
Benchmark Metals, Inc.	11/16/2021	72,000	53,268	61,607	0.1%
GoGold Resources, Inc.	08/31/2020	131,500	96,629	308,199	0.5%
Liberty Gold Corp.	10/01/2021	352,000	175,156	261,857	0.4%
Pure Gold Mining, Inc.	05/21/2020	159,000	112,251	46,422	0.1%
Reunion Gold Corp.	01/28/2022	1,436,000	196,682	361,254	0.6%
Rhyolite Resources Ltd.	12/09/2021	238,000	164,732	109,162	0.2%
			$802,738	$1,154,928	1.9%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	2.0%	$1,341,530
Gold	93.9	58,924,935
Precious Metals & Minerals	1.8	1,153,292
Silver	1.2	751,682
Money Market Fund	1.1	692,358
	100.0%	$62,863,797
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